Material Accounting Policies (Tables)	12 Months Ended
Mar. 31, 2024
Text Block [Abstract]
Summary of Detailed Information About Estimated Useful life
Depreciation is calculated by the straight-line method based on estimated useful lives as follows:

Category of Property, Plant and Equipment	Range of Estimated Useful Life

Buildings	5 to 30 years

Machinery and equipment	5 to 40 years

Vehicles	6 to 12 years

Computer hardware	3 to 5 years